Insurance contracts and contingencies (Details Narrative) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Judicial deposits	R$ 14,187	R$ 12,693
Other Assets Non Current [Member]
IfrsStatementLineItems [Line Items]
Judicial deposits	14,187	12,693
Contingencies correspondent amount	R$ 81,855	R$ 145,300